Shareholder Fees {- Fidelity SAI Municipal Income Fund}	Mar. 01, 2021 USD ($)
12.31 Fidelity SAI Municipal Income Fund_PRO-06 | Fidelity SAI Municipal Income Fund
Shareholder Fees:
(fees paid directly from your investment)	none